Financial instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Financial assets
Cash and cash equivalents	€ 4,726	€ 3,941	€ 4,344
Financial assets at amortised cost	1,135	909	945
Financial assets at fair value through other comprehensive income	2,447	2,216	537
Financial assets	9,370	8,127	7,037
Derivatives
Financial assets
Financial assets at fair value through profit or loss	278	190	360
Other
Financial assets
Financial assets at fair value through profit or loss	784	871	851
Fair value
Financial assets
Cash and cash equivalents	4,726	3,941	4,344
Financial assets at amortised cost	1,135	909	945
Financial assets at fair value through other comprehensive income	2,447	2,216	537
Financial assets	9,370	8,127	7,037
Financial liabilities
Bank loans and overdrafts	(214)	(233)	(529)
Bonds and other loans	(29,193)	(25,655)	(28,696)
Lease liabilities	(1,308)	(1,326)	(1,524)
Derivatives	(532)	(452)	(614)
Other financial liabilities	(381)	(229)	(189)
Financial liabilities	(31,628)	(27,895)	(31,552)
Fair value | Derivatives
Financial assets
Financial assets at fair value through profit or loss	277	190	360
Fair value | Other
Financial assets
Financial assets at fair value through profit or loss	785	871	851
Carrying amount
Financial assets
Cash and cash equivalents	4,726	3,941	4,344
Financial assets at amortised cost	1,135	909	945
Financial assets at fair value through other comprehensive income	2,447	2,216	537
Financial assets	9,370	8,127	7,037
Financial liabilities
Bank loans and overdrafts	(214)	(233)	(529)
Bonds and other loans	(29,675)	(26,038)	(29,169)
Lease liabilities	(1,308)	(1,326)	(1,524)
Derivatives	(532)	(452)	(614)
Other financial liabilities	(381)	(229)	(189)
Financial liabilities	(32,110)	(28,278)	(32,025)
Carrying amount | Derivatives
Financial assets
Financial assets at fair value through profit or loss	277	190	360
Carrying amount | Other
Financial assets
Financial assets at fair value through profit or loss	€ 785	€ 871	€ 851